UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2007 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 93.8%
Consumer Discretionary - 8.9%
Capella Education Co.*	130,000		$7,268,300
Gaylord Entertainment Co., Class A*	160,000		8,515,200
GSI Commerce, Inc.*	125,000	[2]	3,325,000
Hibbett Sports, Inc.*	175,000		4,340,000
Iconix Brand Group, Inc.*	235,000		5,590,650
Monro Muffler Brake, Inc.	125,000		4,223,750
Morningstar Inc*	95,000	[2]	5,833,000
Movado Group, Inc.	110,000		3,511,200
Orient-Express Hotels, Ltd.	140,000		7,177,800
Pool Corp.	294,437	[2]	7,355,036
RRSat Global Communications Network, Ltd.*	150,000		3,675,000
Total Consumer Discretionary			60,814,936
Consumer Staples - 3.5%
Central Garden & Pet Co., Class A*	275,000		2,469,500
Chattem, Inc.	60,300	[2]	4,252,356
Herbalife Ltd.	180,000		8,182,800
Playtex Products, Inc.*	200,000		3,656,000
United Natural Foods, Inc.*	195,900	[2]	5,332,398
Total Consumer Staples			23,893,054
Energy - 8.7%
Arena Resources, Inc.*	105,000		6,877,500
Cal Dive International, Inc.*	344,400	[2]	5,166,000
Denbury Resources, Inc.*	225,000		10,055,250
Exterran Holdings, Inc.*	150,000	[2]	12,051,000
Hercules Offshore, Inc.*	124,236		3,243,802
Matador Resources Co.*[4]	125,000		3,375,000
NATCO Group, Inc.*	85,000		4,398,750
Quicksilver Resources, Inc.*	180,000		8,469,000
T-3 Energy Services, Inc.*	135,000		5,756,400
Total Energy			59,392,702
Financials - 8.8%
Argo Group International Holdings Ltd.*	94,566		4,114,567
Assured Guaranty, Ltd.	270,000		7,335,900
Cohen & Steers, Inc.	80,000		2,962,400
Duff & Phelps Corp., Class A	4,200		77,070
Evercore Partners, Inc., Class A	157,900		4,151,191
Jefferies Group, Inc.	255,000	[2]	7,096,650
Markel Corp.*	13,000		6,292,000
optionsXpress, Inc.	261,900		6,846,066
Portfolio Recovery Associates, Inc.	146,300		7,764,141
Primus Guaranty, Ltd.*	460,473		4,844,176
Resource America, Inc.	195,000		3,079,050
Resource Capital Corp.	200,000		2,252,000
Virginia Commerce Bancorp, Inc.	200,000		2,868,000
Total Financials			59,683,211
Health Care - 18.3%
AtriCure, Inc.*	150,000		1,596,000
BioMarin Pharmaceutical, Inc.*	245,000		6,100,500
Bio-Rad Laboratories, Inc.*	105,000	[2]	9,502,500
Dionex Corp.*	85,000		6,754,100
DJ Orthopedics, Inc.*	200,000		9,820,000

TimesSquare Small Cap Growth Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 18.3% (continued)
Foxhollow Technologies, Inc.*	180,000	[2]	$4,752,000
Haemonetics Corp.*	184,300		9,108,106
Magellan Health Services, Inc.*	300,000	[2]	12,174,000
Matria Healthcare, Inc.*	175,000		4,578,000
Nighthawk Radiology Holdings, Inc.*	135,800		3,328,458
Pediatrix Medical Group, Inc.*	70,900	[2]	4,638,278
Pharmion Corp.*	135,000		6,228,900
PolyMedica Corp.	130,165		6,836,266
Qiagen N.V.*	290,684	[2]	5,642,176
Respironics, Inc.*	248,300		11,925,849
Stereotaxis, Inc.*	188,000		2,592,520
Symmetry Medical, Inc.*	305,000		5,093,500
Syneron Medical Ltd.*	215,000		5,082,600
VCA Antech, Inc.*	210,000		8,767,500
Total Health Care			124,521,253
Industrials - 18.8%
Advisory Board Co., The*	135,000		7,893,450
Aecom Technology Corp.*	125,000	[2]	4,366,250
American Reprographics Co.*	160,000		2,995,200
Corinthian Colleges, Inc.*	228,500	[2]	3,635,436
Corporate Executive Board Co.	120,000		8,908,800
CoStar Group, Inc.*	120,000		6,414,000
Genlyte Group, Inc.*	53,600	[2]	3,444,336
IHS, Inc., Class A*	120,000	[2]	6,778,800
Huron Consulting Group, Inc.*	150,000		10,893,000
Kenexa Corp.*	198,600		6,112,908
Mobile Mini, Inc.*	354,300		8,559,888
MTC Technologies, Inc.*	43,300		836,123
Nuco2, Inc.*	162,500		4,182,750
On Assignment, Inc.*	475,000		4,436,500
Orbital Sciences Corp.*	400,000		8,896,000
RBC Bearings, Inc.*	115,000		4,410,250
Resources Connection, Inc.	331,440		7,672,836
Stericycle, Inc.*	135,000		7,716,600
Transdigm Group, Inc.*	140,000	[2]	6,399,400
UTI Worldwide, Inc.	300,000	[2]	6,894,000
Williams Scotsman International, Inc.*	250,000		6,927,500
Total Industrials			128,374,027
Information Technology - 22.5%
Alvarion, Ltd.*	400,000		5,808,000
Applied Micro Circuits Corp.*	1,081,100		3,416,276
Authorize.Net Holdings, Inc.*	220,000		3,878,600
Blackboard, Inc.*	75,000	[2]	3,438,000
Cognex Corp.	202,800		3,601,728
CommVault Systems, Inc.*	220,000		4,074,400
DealerTrack Holdings, Inc.*	260,000		10,888,800
Dice Holdings, Inc.*	230,000		2,364,400
Diodes, Inc.*	150,000		4,815,000
Global Payments, Inc.	355,000	[2]	15,698,100
Henry (Jack) & Associates, Inc.	370,000	[2]	9,568,200
Informatica Corp.*	415,000	[2]	6,515,500

TimesSquare Small Cap Growth Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 22.5% (continued)
J2 Global Communications, Inc.*	160,000		5,236,800
Mellanox Technologies, Ltd.*	100,000		$1,953,000
MICROS Systems, Inc.*	85,000	[2]	5,530,950
PDF Solutions, Inc.*	200,000		1,976,000
RADVision, Ltd.*	200,000		3,512,000
Semtech Corp.*	345,000		7,065,600
SI International, Inc.*	170,000		4,856,900
SkillSoft PLC*	413,300		3,715,567
Solera Holdings, Inc.*	315,000	[2]	5,666,850
Synaptics, Inc.*	106,000		5,062,560
The Knot, Inc.*	215,000		4,570,900
THQ, Inc.*	96,300	[2]	2,405,574
Trident Microsystems, Inc.*	165,000		2,621,850
Ultimate Software Group, Inc., The*	177,000		6,177,300
Varian Semiconductor Equipment Associates, Inc.*	30,000	[2]	1,605,600
ViaSat, Inc.*	200,000		6,166,000
Wright Express Corp.*	297,050		10,839,354
Total Information Technology			153,029,809
Telecommunication Services - 3.3%
General Communication, Inc., Class A*	315,000		3,824,100
NeuStar, Inc., Class A*	330,000	[2]	11,315,700
NTELOS Holdings Corp.	250,000	[2]	7,365,000
Total Telecommunication Services			22,504,800
Utilities - 1.0%
ITC Holdings Corp.	140,000		6,937,000
Total Common Stocks (cost $531,811,075)			639,150,792
Other Investment Companies - 15.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	68,064,132		68,064,132
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	38,856,771		38,856,771
Total Other Investment Companies (cost $106,920,903)			106,920,903
Total Investments - 109.5% (cost $638,731,978)			746,071,695
Other Assets, less Liabilities - (9.5)%			(64,864,925)
Net Assets - 100%			$681,206,770

Note: Based on the cost of investments of $639,047,095 for Federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation and depreciation were $127,140,173 and $20,115,573, respectively, resulting in net unrealized appreciation of investments of $107,024,600.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the September 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $65,508,717, or 9.6% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. This security was acquired on 4/21/06 at a cost of $3,375,000 and comprises 0.52% of the net assets of the Fund. The Fund agreed to the purchase price and obtained the right to acquire the security on 4/19/06.

TimesSquare Mid Cap Growth Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.2%
Consumer Discretionary - 15.7%
Autoliv, Inc.	158,900		$9,494,275
Central European Media Enterprises Ltd., Class A*	44,900	[2]	4,117,779
Discovery Holding Co.*	343,000		9,895,550
Focus Media Holding, Ltd.*	131,700	[2]	7,641,234
Lamar Advertising Co.	123,300	[2]	6,038,001
Mohawk Industries, Inc.*	33,600		2,731,680
National CineMedia, Inc.	292,400	[2]	6,549,760
Pool Corp.	241,300	[2]	6,027,674
Strayer Education, Inc.	32,900	[2]	5,547,927
Thor Industries, Inc.	104,600	[2]	4,705,954
Tiffany & Co.	205,400		10,752,690
Virgin Media	281,000		6,819,870
Weight Watchers International, Inc.	125,900		7,246,804
Total Consumer Discretionary			87,569,198
Consumer Staples - 2.1%
Bare Escentuals, Inc.*	130,800	[2]	3,252,996
Herbalife Ltd.	189,700		8,623,762
Total Consumer Staples			11,876,758
Energy - 6.9%
BJ Services Co.	263,500		6,995,925
Denbury Resources, Inc.*	244,126		10,909,991
GlobalSantaFe Corp.	96,900		7,366,338
Range Resources Corp.	241,400	[2]	9,815,324
Ultra Petroleum Corp.*	52,400		3,250,896
Total Energy			38,338,474
Financials - 8.9%
AMBAC Financial Group, Inc.	47,800		3,007,098
Brown & Brown, Inc.	189,800	[2]	4,991,740
CapitalSource, Inc.	691,700		14,000,008
CB Richard Ellis Group, Inc.*	87,100		2,424,864
Fortress Investment Group LLC	207,300	[2]	4,419,636
Legg Mason, Inc.	51,500		4,340,935
Markel Corp.*	9,700		4,694,800
Moody’s Corp.	89,700		4,520,880
SEI Investments Co.	263,500		7,188,280
Total Financials			49,588,241
Health Care - 20.7%
Adams Respiratory Therapeutics, Inc.*	169,100	[2]	6,517,114
Cytyc Corp.*	158,900		7,571,585
DaVita, Inc.*	512,200		32,360,796
Edwards Lifesciences Corp.*	135,300		6,671,643
Express Scripts, Inc.*	84,800		4,733,536
Hospira, Inc.*	209,300		8,675,485
Laboratory Corp. of America Holdings*	78,700		6,156,701
Lincare Holdings, Inc.*	136,000		4,984,400
Resmed, Inc.*	149,700	[2]	6,417,639
Shire Pharmaceuticals PLC	139,000	[2]	10,283,220
Thermo Fisher Scientific, Inc.*	244,100		14,089,452
Varian Medical Systems, Inc.*	59,300		2,484,077
VCA Antech, Inc.*	120,200		5,018,350
Total Health Care			115,963,998

TimesSquare Mid Cap Growth Fund

September 30, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 17.2%
American Reprographics Co.*	103,000		$1,928,160
Ametek, Inc.	191,700		8,285,274
Bucyrus International, Inc.	56,400	[2]	4,113,252
CH Robinson Worldwide, Inc.	175,600	[2]	9,533,324
ChoicePoint, Inc.*	217,200		8,236,224
Copart, Inc.*	242,800	[2]	8,349,892
Corporate Executive Board Co.	51,600		3,830,784
DRS Technologies, Inc.	139,500	[2]	7,689,240
Dun & Bradstreet Corp., The	72,600		7,159,086
Empresa Brasileira de Aeronautica, S.A.	122,100		5,362,632
Fastenal Co.	187,900	[2]	8,532,539
Monster Worldwide*	120,800		4,114,448
Roper Industries, Inc.	136,500		8,940,750
Stericycle, Inc.*	77,000		4,401,320
UTI Worldwide, Inc.	231,300	[2]	5,315,274
Total Industrials			95,792,199
Information Technology - 16.6%
Amdocs, Ltd.*	393,000		14,615,670
Broadcom Corp., Class A*	244,200		8,898,648
Citrix Systems, Inc.*	97,100		3,915,072
Cognos, Inc.*	82,300	[2]	3,417,919
DST Systems, Inc.*	105,900	[2]	9,087,279
Fairchild Semiconductor International, Inc.*	240,200	[2]	4,486,936
Global Payments, Inc.	154,400		6,827,568
Intersil Corp., Class A	290,300		9,704,729
Microchip Technology, Inc.	175,900		6,388,688
MICROS Systems, Inc.*	67,800	[2]	4,411,746
Nvidia Corp.*	105,750		3,832,380
Sandisk Corp.*	151,900	[2]	8,369,690
VeriSign, Inc.*	251,900		8,499,106
Total Information Technology			92,455,431
Materials - 1.9%
Ecolab, Inc.	75,000		3,540,000
Martin Marietta Materials, Inc.	52,600	[2]	7,024,730
Total Materials			10,564,730
Telecommunication Services - 6.2%
American Tower Corp., Class A*	504,100		21,948,514
NeuStar, Inc., Class A*	372,000	[2]	12,755,880
Total Telecommunication Services			34,704,394
Total Common Stocks (cost $482,778,299)			536,853,423
Other Investment Companies - 22.1%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	100,643,820		100,643,820
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	22,884,111		22,884,111
Total Other Investment Companies (cost $123,527,931)			123,527,931
Total Investments - 118.3% (cost $606,306,230)			660,381,354
Other Assets, less Liabilities - (18.3)%			(102,037,340)
Net Assets - 100%			$558,344,014

Note: Based on the cost of investments of $607,384,689 for Federal income tax purposes at September 30, 2007, the aggregate gross unrealized appreciation and depreciation were $70,309,877 and $17,313,212, respectively, resulting in net unrealized appreciation of investments of $52,996,665.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the September 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $97,573,449, or 17.5% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: November 26, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: November 26, 2007